SUBSEQUENT EVENTS (Details Narrative) (USD $)	Jun. 30, 2012	Mar. 01, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2010
Accounting Policies [Abstract]
Bridge loan extension interest rate		12.00%
Number of shares issued for stock incentive		1
Amount to be borrowed per share issued for stock incentive		$ 10
Funds raised from bridge loan offering	$ 1,341,000	$ 1,500,000	$ 777,000	$ 645,000	$ 2,900,000